Stock-Based Compensation - Stock Options Outstanding, Exercisable and Available for Grant (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share-based Payment Arrangement [Abstract]
Outstanding, Number of Options | shares	4,275,744
Granted, Number of Options | shares	584,297
Exercised, Number of Shares | $	$ (118,500)
Forfeited or expired, Number of Shares | shares	(205,080)
Outstanding, Number of Options | shares	4,536,461
Vested or expected to vest, Number of Options | shares	4,301,432
Exercisable, Number of Options | shares	1,085,814
Available for grant, Number of Options | shares	4,186,650
Outstanding, Weighted Average Exercise Price | $ / shares	$ 3.76
Granted, Weighted Average Exercise Price | $ / shares	3.85
Exercised, Weighted Average Exercise Price | $ / shares	3.34
Forfeited or expired, Weighted Average Exercise Price | $ / shares	4.46
Outstanding, Weighted Average Exercise Price | $ / shares	3.75
Vested or expected to vest, Weighted Average Exercise Price | $ / shares	3.73
Exercisable, Weighted Average Exercise Price | $ / shares	$ 4.10
Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 3 days
Vested or expected to vest, Weighted Average Remaining Contractual Life (Years)	3 years 9 months 21 days
Exercisable, Weighted Average Remaining Contractual Life (Years)	2 years 8 months 4 days
Outstanding, Aggregate Intrinsic Value | $	$ 124
Vested or expected to vest, Aggregate Intrinsic Value | $	97
Exercisable, Aggregate Intrinsic Value | $	$ 3